Fair Value Measurements (Tables)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Oct. 01, 2023	Mar. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Required to be Carried at Fair Value on a Recurring Basis
The following table sets forth the assets and liabilities required to be carried at fair value on a recurring basis as of December 31, 2024 and March 31, 2024:

	December 31, 2024			March 31, 2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:	(Amounts in millions)
Forward exchange contracts (see Note 18)	$—	$1.9	$1.9	$—	$—	$—
Interest rate swaps (see Note 18)	—	0.7	0.7	—	35.6	35.6
Liabilities:
Forward exchange contracts (see Note 18)	—	—	—	—	(2.8)	(2.8)
Interest rate swaps (see Note 18)	—	—	—	—	—	—

The following table sets forth the assets and liabilities required to be carried at fair value on a recurring basis as of March 31, 2024 and 2023:

	March 31, 2024			March 31, 2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(Amounts in millions)
Assets:
Forward exchange contracts (see Note 18)	$—	$—	$—	$—	$2.9	$2.9
Interest rate swaps (see Note 18)	—	35.6	35.6	—	41.1	41.1
Liabilities:
Forward exchange contracts (see Note 18)	—	(2.8)	(2.8)	—	(0.1)	(0.1)

Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis
The following table sets forth the carrying values and fair values of the Company’s outstanding debt and film related obligations at December 31, 2024 and March 31, 2024:

	December 31, 2024		March 31, 2024
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
Intercompany Revolver	$134.4	$134.4	$—	$—
LGTV Revolver	386.8	390.0	569.9	575.0
LGTV Term Loan A	313.1	313.6	396.6	397.3
LGTV Term Loan B	—	—	816.9	818.1
eOne IP Credit Facility	325.8	331.5	—	—
LG IP Credit Facility	836.0	850.0	—	—
Production Loans	1,342.3	1,346.0	1,286.2	1,292.2
Production Tax Credit Facility	257.7	257.8	258.7	260.0
Backlog Facility and Other	178.6	179.0	285.4	287.3
Film Library Facility	85.7	87.5	107.6	109.9

(1)
The Company measures the fair value of its outstanding debt and interest rate swaps using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).

Summary Of Carrying Values And Fair Values Of The Company
The following table sets forth the carrying values and fair values of the Company’s outstanding debt, film related obligations, and interest rate swaps at March 31, 2024 and 2023:

	March 31, 2024		March 31, 2023
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
Term Loan A	$396.6	$397.3	$424.2	$415.4
Term Loan B	816.9	818.1	827.2	817.1
Production Loans	1,286.2	1,292.2	1,346.1	1,349.9
Production Tax Credit Facility	258.7	260.0	229.4	231.8
Backlog Facility and Other	285.4	287.3	223.7	226.0
IP Credit Facility	107.6	109.9	140.8	143.8

(1)
The Company measures the fair value of its outstanding debt and interest rate swaps using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).

LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Required to be Carried at Fair Value on a Recurring Basis
The following table sets forth the assets and liabilities required to be carried at fair value on a recurring basis as of March 31, 2024 and 2023:

	March 31, 2024			March 31, 2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:	(Amounts in millions)
Forward exchange contracts (see Note 18)	$—	$—	$—	$—	$2.9	$2.9
Interest rate swaps (see Note 18)	—	35.6	35.6	—	41.1	41.1
Liabilities:
Forward exchange contracts (see Note 18)	—	(2.8)	(2.8)	—	(0.1)	(0.1)

Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis
The following table sets forth the carrying values and fair values of the Company’s outstanding debt, film related obligations, and interest rate swaps at March 31, 2024 and 2023:

	March 31, 2024		March 31, 2023
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
Term Loan A	$396.6	$397.3	$424.2	$415.4
Term Loan B	816.9	818.1	827.2	817.1
5.500% Senior Notes	696.6	536.2	776.0	510.0
Production Loans	1,286.2	1,292.2	1,346.1	1,349.9
Production Tax Credit Facility	258.7	260.0	229.4	231.8
Programming Notes	—	—	83.6	83.6
Backlog Facility and Other	285.4	287.3	223.7	226.0
IP Credit Facility	107.6	109.9	140.8	143.8

(1)
The Company measures the fair value of its outstanding debt and interest rate swaps using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).

Summary Of Carrying Values And Fair Values Of The Company
The following table sets forth the carrying values and fair values of the Company’s outstanding debt and film related obligations at December 31, 2024 and March 31, 2024:

	December 31, 2024		March 31, 2024
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
Revolving Credit Facility	$386.8	$390.0	$569.9	$575.0
Term Loan A	313.1	313.6	396.6	397.3
Term Loan B	—	—	816.9	818.1
5.5% Senior Notes and Exchange Notes	699.1	604.9	696.6	536.2
eOne IP Credit Facility	325.8	331.5	—	—
LG IP Credit Facility	836.0	850.0	—	—
Production Loans	1,342.3	1,346.0	1,286.2	1,292.2
Production Tax Credit Facility	257.7	257.8	258.7	260.0
Programming Notes	75.8	75.8	—	—
Backlog Facility and Other	178.6	179.0	285.4	287.3
Film Library Facility	85.7	87.5	107.6	109.9

(1)
The Company measures the fair value of its outstanding debt and interest rate swaps using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).

Entertainment One Film And Television Business [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Required to be Carried at Fair Value on a Recurring Basis
At October 1, 2023 and December 25, 2022, the Company had the following assets and liabilities measured using Level 2 fair value indicators in its Condensed Combined Balance Sheets:

(In thousands)	Fair Value
October 1, 2023
Assets:
Derivatives	$1,890

Total assets	$1,890

Liabilities:
Derivatives	$4,676

Total liabilities	$4,676

December 25, 2022
Assets:
Derivatives	$6,744

Total assets	$6,744

Liabilities :
Derivatives	$2,266

Total liabilities	$2,266